Intangible assets, net (Schedule of Intangible assets, Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible assets, net [Line Items]
Subtotal		¥ 816,522	$ 125,497	¥ 798,115
Less: Accumulated amortization		(355,888)	(54,699)	(205,848)
Total		460,634	70,798	592,267
Travel license [Member]
Intangible assets, net [Line Items]
Subtotal		30,590	4,702	30,490
Insurance agency license [Member]
Intangible assets, net [Line Items]
Subtotal		11,711	1,800	11,711
Total consideration to acquire insurance agency license	¥ 58,720
Amortization period	20 years
Software - internally developed [Member]
Intangible assets, net [Line Items]
Subtotal		52,515	8,071	34,208
Trade names [Member]
Intangible assets, net [Line Items]
Subtotal		41,634	6,399	41,634
Business Cooperation Agreements [Member]
Intangible assets, net [Line Items]
Subtotal		660,215	101,473	660,215
Customer relationship [Member]
Intangible assets, net [Line Items]
Subtotal		13,458	2,068	13,458
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Subtotal		¥ 6,399	$ 984	¥ 6,399